Vanguard® International Explorer™ Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.6%)
Australia (4.2%)
*	MAC Copper Ltd.	547,964	5,802
*	Xero Ltd.	47,287	5,322
	Stockland	1,664,237	5,272
	Netwealth Group Ltd.	254,445	4,919
	ASX Ltd.	118,592	4,650
*	James Hardie Industries plc	113,280	3,808
	Evolution Mining Ltd.	829,076	2,881
	Iluka Resources Ltd.	896,175	2,421
	Whitehaven Coal Ltd.	641,807	2,412
*	Judo Capital Holdings Ltd.	1,658,986	2,053
	Liberty Financial Group Ltd.	771,192	1,907
	Deterra Royalties Ltd.	715,170	1,789
	Orora Ltd.	1,079,944	1,572
	Mader Group Ltd.	333,149	1,283
	JB Hi-Fi Ltd.	20,490	1,278
*	SiteMinder Ltd.	305,144	1,123
*	Vulcan Energy Resources Ltd.	364,470	1,040
	Reliance Worldwide Corp. Ltd.	301,362	1,003
	Worley Ltd.	106,879	950
	Nufarm Ltd.	298,556	668
	Brickworks Ltd.	28,398	457
	Ventia Services Group Pty Ltd.	174,351	410
			53,020
Austria (1.7%)
[1]	BAWAG Group AG	103,526	9,358
*	DO & CO AG	29,519	5,906
[2]	ANDRITZ AG	77,057	4,363
	Wienerberger AG	30,277	884
	Addiko Bank AG	44,576	841
			21,352
Belgium (1.6%)
	Warehouses De Pauw CVA	216,876	4,658
	D'ieteren Group	25,834	4,333
	KBC Ancora	68,294	3,672
	Recticel SA	276,285	2,893
	Azelis Group NV	138,904	2,846
	Melexis NV	24,038	1,449
	Elia Group SA/NV	17,948	1,211
			21,062
Brazil (1.2%)
	Rumo SA	2,075,500	6,535
	TOTVS SA	903,500	5,266
	TIM SA	1,030,600	2,753
*,1	Hapvida Participacoes e Investimentos SA	1,993,267	825
			15,379
Canada (1.7%)
*	Kinaxis Inc.	51,774	5,961
*	Docebo Inc.	102,075	4,270
*	Lightspeed Commerce Inc. (XTSE)	108,851	1,569
[2]	Peyto Exploration & Development Corp.	138,212	1,492
*	Advantage Energy Ltd.	218,687	1,389
*	NuVista Energy Ltd.	145,030	1,298
*	Faraday Copper Corp.	2,391,275	1,185
	MEG Energy Corp.	61,874	1,015
	Lundin Mining Corp.	121,590	960
*	Lightspeed Commerce Inc.	64,712	934
*	Discovery Silver Corp.	783,100	830
	Topaz Energy Corp.	28,212	486
			21,389

		Shares	Market Value ($000)
China (1.4%)
	Tongcheng Travel Holdings Ltd.	1,110,400	2,799
[1]	BOC Aviation Ltd.	369,000	2,782
*	Zai Lab Ltd. ADR	92,572	2,517
	Xtep International Holdings Ltd.	3,108,500	2,402
	ENN Energy Holdings Ltd.	341,800	2,327
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,617,132	1,633
*	Minth Group Ltd.	756,721	1,511
*	Kanzhun Ltd. ADR	61,549	887
*,2	Pony AI Inc. ADR	34,500	454
			17,312
Denmark (0.9%)
*	ALK-Abello A/S Class B	152,536	3,435
	Royal Unibrew A/S	40,589	2,806
	Ringkjoebing Landbobank A/S	17,046	2,780
	Dfds A/S	111,252	1,654
*	Ascendis Pharma A/S ADR	9,293	1,214
*,3	OW Bunker A/S	1,000,000	—
			11,889
Finland (0.3%)
	Kemira OYJ	133,043	2,935
*	Nanoform Finland plc	425,151	532
	Nokian Renkaat OYJ	46,103	384
			3,851
France (2.3%)
	Nexans SA	59,272	5,784
*	JCDecaux SE	294,074	4,924
	Trigano SA	28,938	3,966
	Interparfums SA	52,070	2,373
	Technip Energies NV	69,555	1,971
	Wendel SE	16,575	1,638
	Valeo SE	129,017	1,438
	Kaufman & Broad SA	41,784	1,438
[1]	Ayvens SA	154,438	1,138
	Rubis SCA	43,239	1,130
	Gaztransport Et Technigaz SA	7,101	1,085
*,2	Air France-KLM	106,578	882
*,2	Medincell SA	51,229	838
	Vicat SACA	16,938	706
	Imerys SA	12,824	353
*	Cellectis SA ADR	122,028	196
			29,860
Germany (3.7%)
	CTS Eventim AG & Co. KGaA	97,808	9,537
*	Hypoport SE	33,722	7,486
*,1	Auto1 Group SE	308,811	5,968
	Schott Pharma AG & Co. KGaA	149,289	3,658
	Hensoldt AG	90,418	3,635
	United Internet AG (Registered)	181,549	3,045
*	Tonies SE Class A	335,900	2,362
	Gerresheimer AG	32,577	2,282
*	Evotec SE	181,777	1,626
	Stabilus SE	46,321	1,530
*,2	RENK Group AG	54,395	1,381
	KION Group AG	29,740	1,104
*	Immatics NV	178,189	975
	Jenoptik AG	35,259	791
[1,2]	Aumann AG	49,495	567
	Bertrandt AG	24,504	510
*	Jumia Technologies AG ADR	63,864	255
			46,712
Hong Kong (1.5%)
	Dah Sing Financial Holdings Ltd.	912,599	3,258
	Kerry Properties Ltd.	1,522,500	2,995
	Johnson Electric Holdings Ltd.	2,153,063	2,855
	Techtronic Industries Co. Ltd.	198,500	2,669
	SUNeVision Holdings Ltd.	4,934,000	2,377
	Yue Yuen Industrial Holdings Ltd.	757,000	1,613

		Shares	Market Value ($000)
	Dah Sing Banking Group Ltd.	1,469,600	1,501
[1]	Crystal International Group Ltd.	2,010,500	1,195
	Hysan Development Co. Ltd.	220,000	318
	Hypebeast Ltd.	9,857,300	243
			19,024
India (1.7%)
	Apollo Hospitals Enterprise Ltd.	108,441	8,505
	Oberoi Realty Ltd.	312,678	6,515
	CreditAccess Grameen Ltd.	245,421	3,054
*	PVR Inox Ltd.	134,384	1,685
[1]	IndiaMart InterMesh Ltd.	44,668	1,062
	Ashok Leyland Ltd.	289,135	721
*	PB Fintech Ltd.	3,373	67
			21,609
Ireland (0.3%)
	Bank of Ireland Group plc	412,625	4,100
Israel (2.3%)
*	Fiverr International Ltd.	213,049	6,577
	Melisron Ltd.	58,666	5,550
	Sapiens International Corp. NV	171,276	4,686
*	Nayax Ltd. (XTAE)	117,045	4,444
*	Tower Semiconductor Ltd.	63,078	3,084
[2]	Camtek Ltd.	30,821	2,914
	Maytronics Ltd.	401,014	910
*	Nayax Ltd.	23,262	902
			29,067
Italy (4.6%)
	Reply SpA	70,239	11,578
	Brunello Cucinelli SpA	83,258	10,704
[1]	Technogym SpA	805,351	9,368
	Moncler SpA	80,633	5,104
	Italgas SpA	500,117	2,988
	PRADA SpA	365,900	2,934
[2]	Banca Monte dei Paschi di Siena SpA	412,327	2,642
	De' Longhi SpA	71,922	2,529
*	Technoprobe SpA	393,373	2,478
[1]	BFF Bank SpA	280,863	2,408
	DiaSorin SpA	22,138	2,371
	Banca Generali SpA	34,936	1,749
	Buzzi SpA	28,168	1,154
*	Saipem SpA	245,230	598
[2]	Eurogroup Laminations SpA	145,294	391
			58,996
Japan (30.0%)
	OBIC Business Consultants Co. Ltd.	185,546	9,301
	Miura Co. Ltd.	374,000	9,012
	Daifuku Co. Ltd.	418,100	8,581
	Nippon Densetsu Kogyo Co. Ltd.	648,600	8,538
	GMO internet group Inc.	477,200	8,470
	Kureha Corp.	465,200	8,351
	Seria Co. Ltd.	484,200	8,312
	Sumitomo Forestry Co. Ltd.	241,700	8,263
	SBI Holdings Inc.	284,500	8,201
	KOMEDA Holdings Co. Ltd.	452,400	8,048
[2]	NEC Networks & System Integration Corp.	376,500	8,017
	Aica Kogyo Co. Ltd.	375,900	7,843
	Kissei Pharmaceutical Co. Ltd.	307,100	7,821
*	Rakuten Bank Ltd.	234,800	7,208
	Digital Garage Inc.	267,500	6,867
	Harmonic Drive Systems Inc.	234,700	6,742
	Mebuki Financial Group Inc.	1,463,000	6,469
	FP Corp.	327,000	6,373
	Trusco Nakayama Corp.	475,400	6,333
	Kyushu Electric Power Co. Inc.	705,400	6,113
	Japan Material Co. Ltd.	532,600	5,946
	Mani Inc.	635,100	5,908
*	Sansan Inc.	376,980	5,885

		Shares	Market Value ($000)
	Hakuhodo DY Holdings Inc.	713,400	5,297
	Shimamura Co. Ltd.	87,933	5,003
	Fukushima Galilei Co. Ltd.	292,800	4,991
	Sega Sammy Holdings Inc.	240,859	4,662
	Kobe Bussan Co. Ltd.	204,200	4,640
	Daito Trust Construction Co. Ltd.	41,120	4,406
	Ai Holdings Corp.	340,200	4,355
	Concordia Financial Group Ltd.	739,300	4,293
	Marui Group Co. Ltd.	250,320	4,171
	Megachips Corp.	108,600	4,077
	MISUMI Group Inc.	249,536	3,994
	eGuarantee Inc.	352,100	3,953
	Fujikura Ltd.	97,400	3,920
	Invincible Investment Corp.	8,705	3,796
	Raksul Inc.	423,400	3,683
	Hirose Electric Co. Ltd.	30,550	3,652
	Obara Group Inc.	148,500	3,631
	GMO Financial Gate Inc.	86,170	3,606
	Tokyu Fudosan Holdings Corp.	558,977	3,589
	Tsugami Corp.	328,600	3,514
	TechnoPro Holdings Inc.	171,893	3,431
	ABC-Mart Inc.	159,253	3,324
	DMG Mori Co. Ltd.	197,600	3,187
*,2	Bengo4.com Inc.	178,100	3,167
	Nishi-Nippon Financial Holdings Inc.	229,600	3,150
	Tokyo Seimitsu Co. Ltd.	66,177	3,133
	Rorze Corp.	279,000	3,042
	Socionext Inc.	194,600	3,016
	Sohgo Security Services Co. Ltd.	436,346	2,931
	KH Neochem Co. Ltd.	216,900	2,931
	KeePer Technical Laboratory Co. Ltd.	95,400	2,737
	JMDC Inc.	104,700	2,658
	Canon Marketing Japan Inc.	80,035	2,628
	Katitas Co. Ltd.	180,700	2,526
	ASKUL Corp.	220,441	2,417
	Japan Real Estate Investment Corp.	3,335	2,350
	Kokusai Electric Corp.	146,600	2,264
	Yamaha Corp.	305,869	2,163
	Infomart Corp.	1,009,600	2,107
	M3 Inc.	229,478	2,083
	IHI Corp.	34,800	2,082
	Adastria Co. Ltd.	95,994	2,052
	Ebara Corp.	122,700	2,021
	Appier Group Inc.	186,300	1,926
	Kawasaki Heavy Industries Ltd.	41,900	1,893
	en Japan Inc.	139,800	1,810
	Ibiden Co. Ltd.	59,900	1,756
	Nifco Inc.	72,701	1,737
*	GA Technologies Co. Ltd.	176,200	1,725
	Resorttrust Inc.	81,900	1,717
	Kokuyo Co. Ltd.	98,802	1,717
	BayCurrent Inc.	40,145	1,712
	Japan Airport Terminal Co. Ltd.	51,800	1,682
	Persol Holdings Co. Ltd.	1,039,985	1,584
	PALTAC Corp.	56,606	1,582
*,2	Jade Group Inc.	183,100	1,575
	Sanwa Holdings Corp.	47,600	1,490
	Rakus Co. Ltd.	116,128	1,442
	Iriso Electronics Co. Ltd.	78,600	1,334
	Sojitz Corp.	64,680	1,329
	Shimizu Corp.	140,000	1,214
	THK Co. Ltd.	46,900	1,157
	Nissan Chemical Corp.	37,400	1,125
*	Visional Inc.	22,431	1,113
[2]	Kamakura Shinsho Ltd.	338,300	1,104
	Amada Co. Ltd.	102,400	1,057
	Fukuyama Transporting Co. Ltd.	43,300	1,026
*	Nxera Pharma Co. Ltd.	165,200	1,025
	Resonac Holdings Corp.	41,000	994
	Aeon Mall Co. Ltd.	78,000	985

		Shares	Market Value ($000)
	Air Water Inc.	77,900	971
	Koito Manufacturing Co. Ltd.	72,850	958
	Lixil Corp.	81,700	920
	Sumitomo Heavy Industries Ltd.	43,500	896
	COMSYS Holdings Corp.	42,900	891
	EXEO Group Inc.	81,500	890
	NOF Corp.	66,500	885
	Kyoto Financial Group Inc.	58,100	874
*	Freee KK	39,600	833
	Tosoh Corp.	58,500	778
	Kansai Paint Co. Ltd.	57,000	772
	Mitsubishi Gas Chemical Co. Inc.	43,600	762
	NGK Insulators Ltd.	59,100	758
	Kurita Water Industries Ltd.	21,100	735
	Nabtesco Corp.	40,600	726
	GMO Payment Gateway Inc.	13,700	722
	Inaba Denki Sangyo Co. Ltd.	29,400	700
	Sumitomo Chemical Co. Ltd.	322,000	697
	Anicom Holdings Inc.	164,200	687
	Kyudenko Corp.	20,100	682
	Kinden Corp.	31,100	636
	MIRAIT ONE Corp.	42,200	627
	Shima Seiki Manufacturing Ltd.	92,000	605
	Japan Steel Works Ltd.	16,700	591
	JGC Holdings Corp.	68,400	574
	Taiheiyo Cement Corp.	22,800	574
	ADEKA Corp.	28,500	531
	Fujitec Co. Ltd.	13,600	518
	Nippon Shokubai Co. Ltd.	42,500	516
	Daicel Corp.	56,900	503
	Inter Action Corp.	65,000	460
	Shin-Etsu Polymer Co. Ltd.	43,600	456
	Lintec Corp.	23,800	445
	Nichias Corp.	13,500	442
	UBE Corp.	29,800	438
	CellSource Co. Ltd.	76,300	418
	SHO-BOND Holdings Co. Ltd.	12,400	402
	NSK Ltd.	91,700	398
	Teijin Ltd.	41,600	355
	Penta-Ocean Construction Co. Ltd.	81,100	342
	INFRONEER Holdings Inc.	45,400	342
	Denka Co. Ltd.	16,400	234
			382,590
Malaysia (0.1%)
	ViTrox Corp. Bhd.	1,286,700	1,116
Mexico (0.0%)
*,1	Grupo Traxion SAB de CV Class A	560,624	451
Netherlands (1.9%)
	Koninklijke Vopak NV	130,278	5,980
	Flow Traders Ltd.	133,211	3,347
	Aalberts NV	94,806	3,346
	BE Semiconductor Industries NV	24,952	3,182
	Fugro NV	150,989	2,410
*	Merus NV	55,652	2,278
	Allfunds Group plc	346,557	1,782
	Arcadis NV	31,136	1,778
	Corbion NV	22,762	532
			24,635
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	181,283	3,835
*	Fletcher Building Ltd.	283,144	456
			4,291
Norway (1.0%)
	Borregaard ASA	373,511	6,708
	Storebrand ASA	236,884	2,789
	Subsea 7 SA	81,246	1,340

		Shares	Market Value ($000)
*	DOF Group ASA	91,811	771
	Aker ASA Class A	12,356	663
			12,271
Other (0.7%)
	iShares MSCI EAFE Small-Cap ETF	133,823	8,372
Philippines (0.2%)
	Philippine Seven Corp.	1,321,880	1,485
	Wilcon Depot Inc.	6,400,400	919
			2,404
Poland (0.2%)
	Grupa Pracuj SA	162,101	2,220
	Alior Bank SA	15,062	348
			2,568
Singapore (0.3%)
	Keppel DC REIT	1,891,833	3,051
	ComfortDelGro Corp. Ltd.	660,800	685
			3,736
Slovenia (0.2%)
	Nova Ljubljanska Banka dd GDR	108,650	3,057
South Africa (0.1%)
	Harmony Gold Mining Co. Ltd.	85,210	970
South Korea (0.6%)
*	Park Systems Corp.	26,319	4,247
	Douzone Bizon Co. Ltd.	31,597	1,482
	Hana Tour Service Inc.	37,634	1,444
*	Wantedlab Inc.	70,005	339
			7,512
Spain (1.9%)
	Fluidra SA	462,942	11,886
	Bankinter SA	657,983	5,606
	Melia Hotels International SA	314,123	2,339
	Merlin Properties Socimi SA	197,090	2,271
	Almirall SA	189,189	1,858
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	349,638	453
[1]	Unicaja Banco SA	139,575	199
			24,612
Sweden (5.2%)
	AddTech AB Class B	434,383	12,679
[1]	Thule Group AB	277,612	8,790
	Nordnet AB publ	276,505	6,573
	Avanza Bank Holding AB	201,760	6,050
	INVISIO AB	188,216	5,605
	Hemnet Group AB	164,251	5,458
	Paradox Interactive AB	172,411	3,373
	HMS Networks AB	67,600	3,126
	Cibus Nordic Real Estate AB publ	156,866	2,544
	Billerud Aktiebolag	229,537	2,357
*,1	BoneSupport Holding AB	73,489	2,303
*	Xvivo Perfusion AB	51,483	2,156
	Bufab AB	37,974	1,596
*,2	Cint Group AB	1,650,028	1,272
*	VNV Global AB	364,141	724
*	Storytel AB	82,480	593
	Cellavision AB	28,295	575
			65,774
Switzerland (3.9%)
*,1	Sensirion Holding AG	91,695	6,685
	Ypsomed Holding AG (Registered)	12,713	4,996
	Siegfried Holding AG (Registered)	3,837	4,310
	PSP Swiss Property AG (Registered)	28,973	4,280
	SKAN Group AG	48,765	4,212
	Bachem Holding AG	61,372	3,907
	Kardex Holding AG (Registered)	11,989	3,707
	Tecan Group AG (Registered)	12,349	3,170

		Shares	Market Value ($000)
	Bossard Holding AG (Registered) Class A	14,049	3,127
	Emmi AG (Registered)	3,079	2,681
	Accelleron Industries AG	52,405	2,619
	Comet Holding AG (Registered)	8,717	2,601
*,1	Montana Aerospace AG	124,656	2,223
	u-blox Holding AG	19,637	1,461
			49,979
Taiwan (4.7%)
	Chroma ATE Inc.	1,196,312	13,472
	ASPEED Technology Inc.	85,460	9,013
	Airtac International Group	246,983	6,440
	Global Unichip Corp.	162,000	6,423
	Voltronic Power Technology Corp.	89,252	5,038
	E Ink Holdings Inc.	377,000	3,164
	Nien Made Enterprise Co. Ltd.	204,000	2,678
	Sporton International Inc.	417,000	2,566
	Sinbon Electronics Co. Ltd.	310,000	2,466
	Advantech Co. Ltd.	176,059	2,016
	Merida Industry Co. Ltd.	410,000	1,948
	Gudeng Precision Industrial Co. Ltd.	129,025	1,842
	Unimicron Technology Corp.	404,000	1,685
*	Andes Technology Corp.	88,172	1,023
	TCI Co. Ltd.	215,000	755
			60,529
Thailand (0.3%)
	Bumrungrad Hospital PCL (Foreign)	565,600	3,012
	AEON Thana Sinsap Thailand PCL (Foreign)	249,600	857
			3,869
United Kingdom (15.6%)
	Games Workshop Group plc	71,703	12,889
	Rotork plc	2,716,842	11,718
	Weir Group plc	265,665	7,925
	Cranswick plc	127,072	7,914
	IMI plc	288,053	7,127
	Hammerson plc	2,008,566	7,094
	Telecom Plus plc	335,874	6,955
	British Land Co. plc	1,484,300	6,904
	Beazley plc	651,814	6,730
	Halma plc	177,484	6,649
*,1	Trainline plc	1,334,368	5,860
*	Verona Pharma plc ADR	99,472	5,700
	Softcat plc	272,948	5,412
	Burford Capital Ltd.	333,928	4,702
	Alpha Group International plc	146,320	4,685
	Marks & Spencer Group plc	1,025,501	4,248
	Spectris plc	111,476	4,167
*	Wise plc Class A	288,737	3,978
*,1	Trustpilot Group plc	941,412	3,864
	Diploma plc	67,949	3,805
[1]	Auto Trader Group plc	386,364	3,763
	4imprint Group plc	50,759	3,757
	Smiths Group plc	144,661	3,685
	Baltic Classifieds Group plc	821,680	3,485
*,1	Watches of Switzerland Group plc	482,167	3,411
	Land Securities Group plc	468,877	3,382
	Tate & Lyle plc	406,771	3,316
	WH Smith plc	186,422	3,017
	Volution Group plc	459,317	3,017
*,1	Deliveroo plc	1,815,426	2,949
*	Currys plc	2,347,037	2,716
	Rightmove plc	328,481	2,703
	Bellway plc	82,221	2,654
	Elementis plc	1,070,555	2,074
	Inchcape plc	247,293	2,059
*	Oxford Nanopore Technologies plc	1,100,202	1,984
	Intermediate Capital Group plc	67,419	1,965
	JET2 plc	100,222	1,893
	Genus plc	78,727	1,885

				Shares	Market Value ($000)
*		Immunocore Holdings plc ADR		49,418	1,625
[2]		Pennon Group plc		226,782	1,621
[1]		Sabre Insurance Group plc		969,926	1,587
*,2		WAG Payment Solutions plc		1,351,882	1,271
*		Bank of Cyprus Holdings plc		237,243	1,247
		dotdigital group plc		1,155,996	1,243
*		Team17 Group plc		357,459	1,189
*		Molten Ventures plc		291,586	1,142
*		Autolus Therapeutics plc ADR		508,196	1,123
		Howden Joinery Group plc		104,495	1,056
		Harbour Energy plc		316,319	913
		JD Sports Fashion plc		792,275	869
		Hill & Smith plc		31,028	760
*,2		Victoria plc		517,216	707
*		Synthomer plc		249,651	480
[3]		Bank of Cyprus Holdings plc (XLON)		96,850	450
*,2		Angle plc		1,796,162	361
					199,685
Total Common Stocks (Cost $1,089,644)					1,233,043
		Coupon
Temporary Cash Investments (4.9%)
Money Market Fund (4.7%)
[4,5]	Vanguard Market Liquidity Fund	4.371%		601,008	60,095
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.2%)
	Goldman Sachs & Co. (Dated 1/31/25, Repurchase Value $2,601,000, collateralized by Ginnie Mae 2.500%–6.500%, 1/15/41–1/20/55, with a value of $2,652,000)	4.350%	2/3/25	2,600	2,600
Total Temporary Cash Investments (Cost $62,680)					62,695
Total Investments (101.5%) (Cost $1,152,324)					1,295,738
Other Assets and Liabilities—Net (-1.5%)					(18,684)
Net Assets (100%)					1,277,054
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $76,756,000, representing 6.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,282,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $23,802,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2025	148	17,542	469
MSCI Emerging Markets Index	March 2025	108	5,888	95
				564

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Barclays Bank plc	3/19/25	EUR	236	USD	248	—	(3)
Standard Chartered Bank	3/19/25	INR	73,386	USD	862	—	(17)
Bank of Montreal	3/19/25	USD	493	EUR	466	8	—
UBS AG	3/19/25	USD	995	SEK	10,835	16	—
Deutsche Bank AG	3/19/25	USD	213	SEK	2,330	2	—
						26	(20)
EUR—euro.
INR—Indian rupee.
SEK—Swedish krona.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	80,148	1,152,445	450	1,233,043
Temporary Cash Investments	60,095	2,600	—	62,695
Total	140,243	1,155,045	450	1,295,738

Derivative Financial Instruments
Assets
Futures Contracts[1]	564	—	—	564
Forward Currency Contracts	—	26	—	26
Total	564	26	—	590
Liabilities
Forward Currency Contracts	—	(20)	—	(20)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.